INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
INTANGIBLE ASSETS
Schedule of intangible assets
	March 31, 2021	June 30, 2020
Customer relationship	$4,960,000	$8,510,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	1,430,000	2,200,000
Tradename	410,000	410,000
Workforce acquired	2,125,000	2,790,000
	9,685,000	14,670,000
Less: impairment expense	-	(1,867,000)
Less: accumulated amortization	(7,113,000)	(8,612,000)

Net book value	$2,572,000	$4,191,000

	2020	2019
Customer relationship	$8,510,000	$8,510,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	2,200,000	2,200,000
Tradename	410,000	410,000
Workforce acquired	2,790,000	2,790,000
	14,670,000	14,670,000
Less: impairment expense	(1,867,000)	-
Less: accumulated amortization	(8,612,000)	(4,610,000)

Net book value	$4,191,000	$10,060,000

Schedule of future amortization expense
Future amortization expense is as follow for the years ending June 30,
2021	2,158,000
2022	563,000
2023	563,000
2024	277,000
2025	273,000
Thereafter	357,000
$4,191,000